Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Summary of Cash, Cash Equivalents and Restricted Cash
The following table provides information about Cash, Cash Equivalents and Restricted Cash which are included in the Company’s consolidated balance sheets as of March 31, 2020 and 2021, respectively.

	Millions of yen
	2020	2021
Cash and Cash Equivalents	¥982,666	¥951,242
Restricted Cash	152,618	128,333

Cash, Cash Equivalents and Restricted Cash	¥1,135,284	¥1,079,575

Cash Payments	Cash payments during fiscal 2019, 2020 and 2021 are as follows:

	Millions of yen
	2019	2020	2021
Cash payments:
Interest	¥92,424	¥99,788	¥80,313
Income taxes, net	67,065	124,236	76,292